Leases - Summary of Maturity Analysis of Lease Liabilities (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	£ 429	£ 701
Less: effect of discounting	(33)	(62)
Discounted lease liabilities	396	639	£ 371
Not later than 1 year [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	224	272
Later than 1 year and not later than 3 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	164	306
Later than 3 years and not later than 5 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	£ 41	£ 123